State Street Federal Government Money Market Fund Performance Management - State Street Federal Government Money Market Fund	Sep. 04, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]	The Fund has not yet completed a full calendar year of operations and therefore does not have performance history.Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets. When available, the Fund will make updated performance information available at the Fund's website: www.statestreet.com/im.
Performance One Year or Less [Text]	The Fund has not yet completed a full calendar year of operations and therefore does not have performance history.
Performance Availability Website Address [Text]	www.statestreet.com/im